UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21563
Investment Company Act File Number
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 44.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.7%
		Aveos Fleet Performance, Inc.
	19	Revolving Loan, 3.86%, Maturing March 12, 2013(2)	$18,516
	12	Term Loan, 11.25%, Maturing March 12, 2013	12,344
	34	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	32,260
		DAE Aviation Holdings, Inc.
	111	Term Loan, 4.06%, Maturing July 31, 2014	110,344
	115	Term Loan, 4.06%, Maturing July 31, 2014	114,247
		Doncasters (Dunde HoldCo 4 Ltd.)
	114	Term Loan, 4.26%, Maturing July 13, 2015	108,080
	114	Term Loan, 4.76%, Maturing July 13, 2015	108,080
GBP	250	Term Loan - Second Lien, 6.60%, Maturing January 13, 2016	361,918
		Evergreen International Aviation
	173	Term Loan, 10.50%, Maturing October 31, 2011(3)	172,581
		Hawker Beechcraft Acquisition
	422	Term Loan, 2.27%, Maturing March 26, 2014	377,716
	25	Term Loan, 2.30%, Maturing March 26, 2014	22,640
		International Lease Finance Co.
	500	Term Loan, 6.75%, Maturing March 17, 2015	506,340
		TransDigm, Inc.
	450	Term Loan, 5.00%, Maturing December 6, 2016	457,791

			$2,402,857

Air Transport — 0.1%
		Delta Air Lines, Inc.
	495	Term Loan, 2.25%, Maturing April 30, 2012	$493,454

			$493,454

Automotive — 2.4%
		Adesa, Inc.
	677	Term Loan, 3.01%, Maturing October 18, 2013	$676,638
		Allison Transmission, Inc.
	759	Term Loan, 3.02%, Maturing August 7, 2014	759,030
		Federal-Mogul Corp.
	947	Term Loan, 2.20%, Maturing December 29, 2014	921,868
	559	Term Loan, 2.20%, Maturing December 28, 2015	544,327
		Ford Motor Co.
	787	Term Loan, 3.02%, Maturing December 16, 2013	789,872
		Goodyear Tire & Rubber Co.
	3,175	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	3,126,581
		HHI Holdings, LLC
	481	Term Loan, 10.50%, Maturing March 30, 2015	489,693
		Keystone Automotive Operations, Inc.
	233	Term Loan, 3.76%, Maturing January 12, 2012	214,826
		Metaldyne, LLC
	200	Term Loan, 7.75%, Maturing October 28, 2016	204,488
		TriMas Corp.
	357	Term Loan, 6.00%, Maturing August 2, 2011	359,447
	292	Term Loan, 6.00%, Maturing December 15, 2015	293,926

			$8,380,696

Building and Development — 0.3%
		Brickman Group Holdings, Inc.
	250	Term Loan, 7.25%, Maturing October 14, 2016	$255,625
		Building Materials Corp. of America
	204	Term Loan, 3.06%, Maturing February 24, 2014	206,015

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Panolam Industries Holdings, Inc.
	117	Term Loan, 8.25%, Maturing December 31, 2013	$108,863
		RE/MAX International, Inc.
	447	Term Loan, 5.50%, Maturing April 15, 2016	451,091

			$1,021,594

Business Equipment and Services — 4.0%
		Activant Solutions, Inc.
	65	Term Loan, 2.31%, Maturing May 2, 2013	$64,747
	392	Term Loan, 4.81%, Maturing February 2, 2016	395,435
		Acxiom Corp.
	423	Term Loan, 3.30%, Maturing March 15, 2015	426,913
		Advantage Sales & Marketing, Inc.
	375	Term Loan, 5.25%, Maturing December 18, 2017	378,347
		Affinion Group, Inc.
	844	Term Loan, 5.00%, Maturing October 10, 2016	850,479
		Allied Barton Security Services
	193	Term Loan, 7.75%, Maturing February 18, 2015	193,278
		Dealer Computer Services, Inc.
	380	Term Loan, 5.25%, Maturing April 21, 2017	383,388
		Education Management, LLC
	844	Term Loan, 2.06%, Maturing June 3, 2013	831,155
		Fifth Third Processing Solution
	175	Term Loan, 5.50%, Maturing November 3, 2016	177,975
		First American Corp.
	249	Term Loan, 4.75%, Maturing April 12, 2016	251,082
		Language Line, Inc.
	450	Term Loan, 6.25%, Maturing July 3, 2016	454,500
		Mitchell International, Inc.
	188	Term Loan, 2.31%, Maturing March 28, 2014	177,353
		NE Customer Service
	398	Term Loan, 6.00%, Maturing March 23, 2016	397,513
		Protection One Alarm Monitor, Inc.
	384	Term Loan, 6.00%, Maturing May 16, 2016	385,080
		Quintiles Transnational Corp.
	874	Term Loan, 2.31%, Maturing March 29, 2013	874,623
		Sabre, Inc.
	1,352	Term Loan, 2.28%, Maturing September 30, 2014	1,266,209
		Serena Software, Inc.
	1,185	Term Loan, 2.30%, Maturing March 10, 2013	1,185,494
		Sitel (Client Logic)
	165	Term Loan, 5.80%, Maturing January 30, 2014	162,647
		SunGard Data Systems, Inc.
	79	Term Loan, 2.01%, Maturing February 28, 2014	79,042
	2,238	Term Loan, 3.91%, Maturing February 26, 2016	2,252,101
		Travelport, LLC
EUR	526	Term Loan, 5.50%, Maturing August 21, 2015	689,298
		Valassis Communications, Inc.
	107	Term Loan, 2.56%, Maturing March 2, 2014	106,683
	470	Term Loan, 2.56%, Maturing March 2, 2014	470,816
		West Corp.
	140	Term Loan, 2.74%, Maturing October 24, 2013	140,191
	978	Term Loan, 4.59%, Maturing July 15, 2016	990,030
	344	Term Loan, 4.61%, Maturing July 15, 2016	347,836

			$13,932,215

Cable and Satellite Television — 3.1%
		Atlantic Broadband Finance, LLC
	265	Term Loan, 5.00%, Maturing November 27, 2015	$267,923
		Bresnan Communications, LLC
	225	Term Loan, 4.50%, Maturing December 14, 2017	227,531

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Charter Communications Operating, LLC
	784	Term Loan, 2.26%, Maturing March 6, 2014	$784,756
		CSC Holdings, Inc.
	1,458	Term Loan, 2.01%, Maturing March 29, 2016	1,465,887
		Insight Midwest Holdings, LLC
	946	Term Loan, 2.02%, Maturing April 7, 2014	944,770
		Kabel Deutschland GmbH
EUR	978	Term Loan, 3.12%, Maturing March 31, 2014	1,342,106
		MCC Iowa, LLC
	1,944	Term Loan, 2.01%, Maturing January 31, 2015	1,895,696
		ProSiebenSat.1 Media AG
EUR	232	Term Loan, 2.91%, Maturing June 26, 2015	308,774
EUR	9	Term Loan, 2.91%, Maturing July 3, 2015	12,531
EUR	56	Term Loan, 3.68%, Maturing March 6, 2015	69,925
EUR	56	Term Loan, 3.93%, Maturing March 4, 2016	69,925
		UPC Broadband Holding B.V.
EUR	1,394	Term Loan, 4.54%, Maturing December 31, 2016	1,902,717
EUR	604	Term Loan, 4.79%, Maturing December 31, 2017	821,638
		YPSO Holding SA
EUR	97	Term Loan, 4.62%, Maturing June 16, 2014(3)	112,823
EUR	158	Term Loan, 4.62%, Maturing June 16, 2014(3)	184,079
EUR	251	Term Loan, 4.62%, Maturing June 16, 2014(3)	292,349

			$10,703,430

Chemicals and Plastics — 2.9%
		Celanese Holdings, LLC
	1,032	Term Loan, 3.30%, Maturing October 31, 2016	$1,044,413
		Huntsman International, LLC
	2,114	Term Loan, 1.80%, Maturing April 21, 2014	2,106,486
		INEOS Group
	1,117	Term Loan, 7.50%, Maturing December 16, 2013	1,159,140
	1,118	Term Loan, 8.00%, Maturing December 16, 2014	1,159,852
		Kraton Polymers, LLC
	423	Term Loan, 2.31%, Maturing May 13, 2013	419,619
		MacDermid, Inc.
EUR	342	Term Loan, 3.07%, Maturing April 11, 2014	435,283
		Millenium Inorganic Chemicals
	175	Term Loan, 2.55%, Maturing May 15, 2014	173,568
		Momentive Performance Material
	497	Term Loan, 2.56%, Maturing December 4, 2013	495,777
		Nalco Co.
	299	Term Loan, 4.50%, Maturing October 5, 2017	303,327
		Rockwood Specialties Group, Inc.
EUR	1,302	Term Loan, 6.25%, Maturing May 15, 2014	1,779,836
		Solutia, Inc.
	549	Term Loan, 4.50%, Maturing March 17, 2017	554,818
		Styron S.A.R.L.
	488	Term Loan, 7.50%, Maturing June 17, 2016	495,726

			$10,127,845

Conglomerates — 1.7%
		Goodman Global Holdings, Inc.
	374	Term Loan, 5.75%, Maturing October 28, 2016	$377,948
		Jarden Corp.
	843	Term Loan, 3.55%, Maturing January 26, 2015	851,686
		Manitowoc Company, Inc. (The)
	526	Term Loan, 5.31%, Maturing November 6, 2013	529,501
	59	Term Loan, 8.00%, Maturing November 6, 2014	60,459
		RBS Global, Inc.
	2,000	Term Loan, 2.81%, Maturing July 19, 2013	1,994,376

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RGIS Holdings, LLC
	38	Term Loan, 2.80%, Maturing April 30, 2014	$37,139
	764	Term Loan, 2.80%, Maturing April 30, 2014	742,781
		Service Master Co.
	45	Term Loan, Maturing July 24, 2014(4)	44,737
	455	Term Loan, Maturing July 24, 2014(4)	449,236
		US Investigations Services, Inc.
	508	Term Loan, 3.05%, Maturing February 21, 2015	504,720
		Vertrue, Inc.
	237	Term Loan, 3.31%, Maturing August 16, 2014	214,714

			$5,807,297

Containers and Glass Products — 1.0%
		Berry Plastics Corp.
	526	Term Loan, 2.28%, Maturing April 3, 2015	$516,415
		Consolidated Container Co.
	295	Term Loan, 2.50%, Maturing March 28, 2014	281,342
		Crown Americas, Inc.
EUR	378	Term Loan, 2.51%, Maturing November 15, 2012	509,201
		Graham Packaging Holdings Co.
	771	Term Loan, 6.75%, Maturing April 5, 2014	784,560
		Reynolds Group Holdings, Inc.
	988	Term Loan, 6.25%, Maturing May 5, 2016	995,866
	250	Term Loan, 6.50%, Maturing May 5, 2016	251,666

			$3,339,050

Cosmetics/Toiletries — 0.7%
		Alliance Boots Holdings, Ltd.
EUR	1,000	Term Loan, 3.78%, Maturing July 5, 2015	$1,324,843
		Bausch & Lomb, Inc.
	114	Term Loan, 3.51%, Maturing April 24, 2015	114,245
	468	Term Loan, 3.54%, Maturing April 24, 2015	470,523
		Prestige Brands, Inc.
	441	Term Loan, 4.75%, Maturing March 24, 2016	445,609

			$2,355,220

Drugs — 0.4%
		Pharmaceutical Holdings Corp.
	29	Term Loan, 4.51%, Maturing January 30, 2012	$28,658
		Warner Chilcott Corp.
	607	Term Loan, 6.00%, Maturing October 30, 2014	609,067
	13	Term Loan, 6.25%, Maturing April 30, 2015	12,800
	321	Term Loan, 6.25%, Maturing April 30, 2015	323,973
	528	Term Loan, 6.25%, Maturing April 30, 2015	532,422

			$1,506,920

Ecological Services and Equipment — 0.2%
		Big Dumpster Merger Sub, Inc.
	92	Term Loan, 2.51%, Maturing February 5, 2013	$73,006
		Sensus Metering Systems, Inc.
	347	Term Loan, 7.00%, Maturing June 3, 2013	349,804
		Wastequip, Inc.
	377	Term Loan, 2.51%, Maturing February 5, 2013	300,341

			$723,151

Electronics/Electrical — 1.4%
		Aspect Software, Inc.
	372	Term Loan, 6.25%, Maturing April 19, 2016	$376,530
		Freescale Semiconductor, Inc.
	942	Term Loan, 4.51%, Maturing December 1, 2016	945,592
		Infor Enterprise Solutions Holdings
	378	Term Loan, 6.01%, Maturing July 28, 2015	368,326

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	724	Term Loan, 6.01%, Maturing July 28, 2015	$704,598
	250	Term Loan - Second Lien, 5.76%, Maturing March 2, 2014	193,281
	92	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	70,583
	158	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	122,576
		Network Solutions, LLC
	496	Term Loan, 2.51%, Maturing March 7, 2014	478,025
		Open Solutions, Inc.
	313	Term Loan, 2.43%, Maturing January 23, 2014	273,917
		Sensata Technologies Finance Co.
	962	Term Loan, 2.05%, Maturing April 26, 2013	962,217
		SS&C Technologies, Inc.
	299	Term Loan, 2.30%, Maturing November 23, 2012	297,215

			$4,792,860

Farming/Agriculture — 0.0%(6)
		CF Industries, Inc.
	113	Term Loan, 4.25%, Maturing April 6, 2015	$113,572

			$113,572

Financial Intermediaries — 0.8%
		Citco III, Ltd.
	635	Term Loan, 4.46%, Maturing June 30, 2014	$631,430
		HarbourVest Partners, LLC
	275	Term Loan, 6.25%, Maturing December 14, 2016	278,438
		Jupiter Asset Management Group
GBP	159	Term Loan, 4.35%, Maturing March 17, 2015	253,693
		LPL Holdings, Inc.
	114	Term Loan, 2.04%, Maturing June 28, 2013	113,736
	357	Term Loan, 4.25%, Maturing June 25, 2015	360,243
		MSCI, Inc.
	771	Term Loan, 4.75%, Maturing June 1, 2016	780,282
		Nuveen Investments, Inc.
	231	Term Loan, 3.30%, Maturing November 13, 2014	225,944
	269	Term Loan, 5.80%, Maturing May 12, 2017	271,946

			$2,915,712

Food Products — 0.8%
		Acosta, Inc.
	597	Term Loan, 2.51%, Maturing July 28, 2013	$596,502
		Dole Food Company, Inc.
	708	Term Loan, 5.04%, Maturing March 2, 2017	715,711
	285	Term Loan, 5.06%, Maturing March 2, 2017	288,157
		Pierre Foods, Inc.
	274	Term Loan, 7.00%, Maturing September 30, 2016	277,570
		Pinnacle Foods Finance, LLC
	1,031	Term Loan, 2.76%, Maturing April 2, 2014	1,029,659

			$2,907,599

Food Service — 1.8%
		Aramark Corp.
	43	Term Loan, 2.14%, Maturing January 27, 2014	$42,788
	529	Term Loan, 2.18%, Maturing January 27, 2014	531,148
GBP	528	Term Loan, 2.76%, Maturing January 27, 2014	820,404
	77	Term Loan, 3.51%, Maturing July 26, 2016	77,510
	1,168	Term Loan, 3.55%, Maturing July 26, 2016	1,178,592
		Buffets, Inc.
	33	Term Loan, 7.55%, Maturing April 22, 2015(3)	25,621
	298	Term Loan, 12.00%, Maturing April 21, 2015(3)	284,709
		Burger King Corp.
	600	Term Loan, 6.25%, Maturing October 19, 2016	610,265

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		DineEquity, Inc.
	381	Term Loan, 6.00%, Maturing October 19, 2017	$388,109
		Dunkin Brands, Inc.
	425	Term Loan, 5.75%, Maturing November 23, 2017	432,720
		JRD Holdings, Inc.
	592	Term Loan, 2.51%, Maturing July 2, 2014	586,467
		OSI Restaurant Partners, LLC
	19	Term Loan, 2.56%, Maturing June 14, 2013	18,508
	183	Term Loan, 2.63%, Maturing June 14, 2014	179,863
		Selecta
EUR	741	Term Loan, 3.62%, Maturing June 28, 2015	868,988

			$6,045,692

Food/Drug Retailers — 1.4%
		General Nutrition Centers, Inc.
	767	Term Loan, 2.54%, Maturing September 16, 2013	$764,920
		NBTY, Inc.
	450	Term Loan, 6.25%, Maturing October 2, 2017	457,735
		Rite Aid Corp.
	980	Term Loan, 2.02%, Maturing June 4, 2014	944,084
	1,470	Term Loan, 6.00%, Maturing June 4, 2014	1,480,336
		Roundy’s Supermarkets, Inc.
	1,147	Term Loan, 7.00%, Maturing November 3, 2013	1,155,192

			$4,802,267

Forest Products — 0.5%
		Georgia-Pacific Corp.
	1,188	Term Loan, 2.30%, Maturing December 20, 2012	$1,192,096
	420	Term Loan, 3.55%, Maturing December 23, 2014	423,803

			$1,615,899

Health Care — 4.9%
		Ascend Learning
	225	Term Loan, 7.75%, Maturing December 6, 2016	$222,094
		Aveta Holdings, LLC
	130	Term Loan, 8.50%, Maturing April 14, 2015	131,238
	130	Term Loan, 8.50%, Maturing April 14, 2015	131,238
		Biomet, Inc.
	750	Term Loan, 3.29%, Maturing March 25, 2015	753,510
EUR	339	Term Loan, 3.85%, Maturing March 25, 2015	462,180
		Cardinal Health 409, Inc.
	410	Term Loan, 2.51%, Maturing April 10, 2014	400,043
		Carestream Health, Inc.
	812	Term Loan, 2.26%, Maturing April 30, 2013	806,720
		Carl Zeiss Vision Holding GmbH
	360	Term Loan, 1.87%, Maturing October 24, 2014	322,200
	40	Term Loan, 4.00%, Maturing September 30, 2019	31,600
		Community Health Systems, Inc.
	71	Term Loan, 2.54%, Maturing July 25, 2014	70,456
	1,373	Term Loan, 2.54%, Maturing July 25, 2014	1,367,593
	690	Term Loan, 3.79%, Maturing January 25, 2017	695,866
		Dako EQT Project Delphi
	250	Term Loan - Second Lien, 4.05%, Maturing December 12, 2016	219,375
		DaVita, Inc.
	650	Term Loan, 4.50%, Maturing October 20, 2016	660,444
		DJO Finance, LLC
	160	Term Loan, 3.26%, Maturing May 20, 2014	159,004
		Fenwal, Inc.
	72	Term Loan, 2.54%, Maturing February 28, 2014	67,271
	420	Term Loan, 2.54%, Maturing February 28, 2014	392,415

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Grifols SA
	450	Term Loan, Maturing November 23, 2016(4)	$457,641
		HCA, Inc.
	455	Term Loan, 2.55%, Maturing November 18, 2013	454,746
	1,091	Term Loan, 3.55%, Maturing March 31, 2017	1,104,297
		Health Management Associates, Inc.
	1,014	Term Loan, 2.05%, Maturing February 28, 2014	1,011,701
		IM U.S. Holdings, LLC
	803	Term Loan, 2.26%, Maturing June 26, 2014	802,218
		inVentiv Health, Inc.
	498	Term Loan, 6.50%, Maturing August 4, 2016	504,963
		MPT Operating Partnership, L.P.
	238	Term Loan, 5.00%, Maturing May 17, 2016	239,106
		Mylan, Inc.
	202	Term Loan, 3.56%, Maturing October 2, 2014	203,181
		National Mentor Holdings, Inc.
	17	Term Loan, 2.15%, Maturing June 29, 2013	16,632
	270	Term Loan, 4.25%, Maturing June 29, 2013	267,752
		Nyco Holdings
EUR	290	Term Loan, 4.87%, Maturing December 29, 2014	391,679
EUR	290	Term Loan, 5.37%, Maturing December 29, 2015	391,472
		P&F Capital S.A.R.L.
EUR	59	Term Loan, 3.03%, Maturing December 20, 2013	80,553
EUR	91	Term Loan, 3.03%, Maturing December 20, 2013	124,227
EUR	114	Term Loan, 3.03%, Maturing December 20, 2013	155,134
EUR	190	Term Loan, 3.03%, Maturing December 20, 2013	259,196
EUR	32	Term Loan, 3.78%, Maturing December 22, 2014	43,528
EUR	66	Term Loan, 3.78%, Maturing December 22, 2014	90,215
EUR	86	Term Loan, 3.78%, Maturing December 22, 2014	116,966
EUR	269	Term Loan, 3.78%, Maturing December 22, 2014	367,549
		RadNet Management, Inc.
	248	Term Loan, 5.75%, Maturing April 1, 2016	249,211
		ReAble Therapeutics Finance, LLC
	427	Term Loan, 2.26%, Maturing November 18, 2013	425,527
		Select Medical Holdings Corp.
	362	Term Loan, 4.04%, Maturing August 22, 2014	364,033
	371	Term Loan, 4.05%, Maturing August 22, 2014	373,273
		Vanguard Health Holding Co., LLC
	746	Term Loan, 5.00%, Maturing January 29, 2016	754,028
		VWR Funding, Inc.
	931	Term Loan, 2.76%, Maturing June 30, 2014	924,839

			$17,066,914

Home Furnishings — 0.3%
		National Bedding Co., LLC
	979	Term Loan, 3.81%, Maturing November 28, 2013	$984,212
		Oreck Corp.
	85	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(5)	76,273

			$1,060,485

Industrial Equipment — 1.2%
		Brand Energy and Infrastructure Services, Inc.
	184	Term Loan, 3.56%, Maturing February 7, 2014	$183,584
		EPD Holdings (Goodyear Engineering Products)
	85	Term Loan, 2.76%, Maturing July 31, 2014	78,934
	593	Term Loan, 2.76%, Maturing July 31, 2014	551,112
	200	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	176,125
		Generac Acquisition Corp.
	262	Term Loan, 2.80%, Maturing November 11, 2013	262,186
		Gleason Corp.
	175	Term Loan, 2.05%, Maturing June 30, 2013	171,414

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	John Maneely Co.
1,208	Term Loan, 3.55%, Maturing December 9, 2013	$1,196,737
	Pinafore, LLC
444	Term Loan, 6.25%, Maturing September 29, 2016	451,470
	Polypore, Inc.
801	Term Loan, 2.26%, Maturing July 3, 2014	787,455
	Sequa Corp.
397	Term Loan, 3.56%, Maturing December 3, 2014	392,713

		$4,251,730

Insurance — 0.9%
	Alliant Holdings I, Inc.
489	Term Loan, 3.30%, Maturing August 21, 2014	$476,977
	Applied Systems, Inc.
300	Term Loan, 5.50%, Maturing December 8, 2016	302,000
	CCC Information Services Group, Inc.
250	Term Loan, 5.50%, Maturing November 11, 2015	253,047
	Conseco, Inc.
300	Term Loan, 7.50%, Maturing September 30, 2016	303,750
	Crawford & Company
329	Term Loan, 5.25%, Maturing October 30, 2013	326,319
	Crump Group, Inc.
162	Term Loan, 3.26%, Maturing August 1, 2014	159,949
	HUB International Holdings, Inc.
128	Term Loan, 2.80%, Maturing June 13, 2014	128,054
572	Term Loan, 2.80%, Maturing June 13, 2014	569,679
	U.S.I. Holdings Corp.
707	Term Loan, 2.76%, Maturing May 5, 2014	694,159

		$3,213,934

Leisure Goods/Activities/Movies — 2.3%
	AMC Entertainment, Inc.
1,944	Term Loan, 3.51%, Maturing December 16, 2016	$1,959,224
	Bombardier Recreational Products
524	Term Loan, 2.81%, Maturing June 28, 2013	522,085
	Cinemark, Inc.
980	Term Loan, 3.53%, Maturing April 29, 2016	988,880
	Miramax Film NY, LLC
200	Term Loan, 7.75%, Maturing May 20, 2016	205,500
	National CineMedia, LLC
725	Term Loan, 2.06%, Maturing February 13, 2015	720,599
	Regal Cinemas Corp.
1,300	Term Loan, 3.80%, Maturing November 21, 2016	1,310,608
	Revolution Studios Distribution Co., LLC
280	Term Loan, 4.01%, Maturing December 21, 2014	222,866
225	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(5)	74,250
	Six Flags Theme Parks, Inc.
605	Term Loan, 5.50%, Maturing June 30, 2016	614,156
	Universal City Development Partners, Ltd.
668	Term Loan, 5.50%, Maturing November 6, 2014	677,297
	Zuffa, LLC
483	Term Loan, 2.31%, Maturing June 19, 2015	475,263

		$7,770,728

Lodging and Casinos — 1.2%
	Harrah’s Operating Co.
403	Term Loan, 3.30%, Maturing January 28, 2015	$376,636
1,569	Term Loan, 3.30%, Maturing January 28, 2015	1,465,636
	Herbst Gaming, Inc.
411	Term Loan, 10.00%, Maturing December 31, 2015	428,489

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Isle of Capri Casinos, Inc.
	160	Term Loan, 5.00%, Maturing November 25, 2013	$160,376
	212	Term Loan, 5.00%, Maturing November 25, 2013	212,728
	531	Term Loan, 5.00%, Maturing November 25, 2013	531,820
		Las Vegas Sands, LLC
	108	Term Loan, 3.03%, Maturing November 23, 2016	107,097
	532	Term Loan, 3.04%, Maturing November 23, 2016	530,524
		VML US Finance, LLC
	110	Term Loan, 4.80%, Maturing May 25, 2012	110,605
	220	Term Loan, 4.80%, Maturing May 27, 2013	221,210

			$4,145,121

Nonferrous Metals/Minerals — 0.2%
		Noranda Aluminum Acquisition
	341	Term Loan, 2.01%, Maturing May 18, 2014	$340,004
		Novelis, Inc.
	425	Term Loan, 5.25%, Maturing December 19, 2016	433,234

			$773,238

Oil and Gas — 1.0%
		CITGO Petroleum Corp.
	572	Term Loan, 9.00%, Maturing June 23, 2017	$603,413
		Dresser, Inc.
	500	Term Loan, 2.53%, Maturing May 4, 2014	499,375
	300	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	300,094
		Dynegy Holdings, Inc.
	74	Term Loan, 4.01%, Maturing April 2, 2013	73,494
	925	Term Loan, 4.01%, Maturing April 2, 2013	922,409
		Obsidian Natural Gas Trust
	663	Term Loan, 7.00%, Maturing November 2, 2015	677,748
		Sheridan Production Partners I, LLC
	25	Term Loan, 7.50%, Maturing April 20, 2017	25,128
	41	Term Loan, 7.50%, Maturing April 20, 2017	41,138
	307	Term Loan, 7.50%, Maturing April 20, 2017	310,458

			$3,453,257

Publishing — 1.7%
		Cengage Learning, Inc.
	486	Term Loan, 2.55%, Maturing July 3, 2014	$479,089
		GateHouse Media Operating, Inc.
	310	Term Loan, 2.26%, Maturing August 28, 2014	148,904
	738	Term Loan, 2.26%, Maturing August 28, 2014	354,036
		Getty Images, Inc.
	1,247	Term Loan, 5.25%, Maturing November 7, 2016	1,267,916
		Laureate Education, Inc.
	58	Term Loan, 3.55%, Maturing August 17, 2014	56,694
	388	Term Loan, 3.55%, Maturing August 17, 2014	378,684
		MediaNews Group, Inc.
	37	Term Loan, 8.50%, Maturing March 19, 2014	36,632
		Nielsen Finance, LLC
	1,629	Term Loan, 2.26%, Maturing August 9, 2013	1,631,500
		SGS International, Inc.
	376	Term Loan, 3.96%, Maturing September 30, 2013	373,340
		Xsys, Inc.
EUR	793	Term Loan, 3.39%, Maturing September 27, 2014	1,079,911

			$5,806,706

Radio and Television — 1.3%
		Block Communications, Inc.
	261	Term Loan, 2.30%, Maturing December 22, 2011	$255,372

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CMP KC, LLC
	478	Term Loan, 6.42%, Maturing May 3, 2011(3)(5)	$137,213
		CMP Susquehanna Corp.
	598	Term Loan, 2.31%, Maturing May 5, 2013	578,474
		Live Nation Worldwide, Inc.
	521	Term Loan, 4.50%, Maturing November 7, 2016	524,098
		Mission Broadcasting, Inc.
	126	Term Loan, 5.00%, Maturing September 30, 2016	126,431
		NEP II, Inc.
	164	Term Loan, 2.54%, Maturing February 16, 2014	161,596
		New Young Broadcasting Holding Co., Inc.
	108	Term Loan, 8.00%, Maturing June 30, 2015	108,665
		Nexstar Broadcasting, Inc.
	197	Term Loan, 5.00%, Maturing September 30, 2016	197,752
		Tyrol Acquisition 2 SAS
EUR	250	Term Loan, 2.87%, Maturing January 30, 2015	324,638
EUR	250	Term Loan, 3.12%, Maturing January 29, 2016	324,638
		Univision Communications, Inc.
	672	Term Loan, 2.51%, Maturing September 29, 2014	663,199
	672	Term Loan, 4.51%, Maturing March 31, 2017	660,310
		Weather Channel
	267	Term Loan, 5.00%, Maturing September 14, 2015	268,681

			$4,331,067

Retailers (Except Food and Drug) — 1.2%
		Amscan Holdings, Inc.
	324	Term Loan, 6.75%, Maturing December 4, 2017	$329,535
		Dollar General Corp.
	500	Term Loan, 3.01%, Maturing July 7, 2014	501,704
		Harbor Freight Tools USA, Inc.
	375	Term Loan, 6.50%, Maturing December 22, 2017	380,508
		Michaels Stores, Inc.
	463	Term Loan, 2.56%, Maturing October 31, 2013	462,046
		Neiman Marcus Group, Inc.
	191	Term Loan, 4.30%, Maturing April 6, 2016	192,028
		Orbitz Worldwide, Inc.
	796	Term Loan, 3.28%, Maturing July 25, 2014	745,587
		Oriental Trading Co., Inc.
	300	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(7)	9,000
		PETCO Animal Supplies, Inc.
	250	Term Loan, 6.00%, Maturing November 24, 2017	253,809
		Rent-A-Center, Inc.
	1	Term Loan, 2.06%, Maturing June 30, 2012	893
	214	Term Loan, 3.31%, Maturing March 31, 2015	214,482
		Savers, Inc.
	298	Term Loan, 5.75%, Maturing March 11, 2016	300,355
		Visant Corp.
	224	Term Loan, 7.00%, Maturing December 22, 2016	227,734
		Yankee Candle Company, Inc. (The)
	531	Term Loan, 2.26%, Maturing February 6, 2014	529,318

			$4,146,999

Steel — 0.1%
		Niagara Corp.
	200	Term Loan, 10.50%, Maturing June 29, 2014(3)(5)	$189,054

			$189,054

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Surface Transport — 0.1%
		Swift Transportation Co., Inc.
	429	Term Loan, 6.00%, Maturing December 16, 2016	$435,574

			$435,574

Telecommunications — 2.5%
		Alaska Communications Systems Holdings, Inc.
	375	Term Loan, 5.50%, Maturing October 21, 2016	$378,633
		Asurion Corp.
	420	Term Loan, 3.26%, Maturing July 3, 2014	409,753
	275	Term Loan, 6.75%, Maturing March 31, 2015	279,665
		BCM Luxembourg, Ltd.
EUR	368	Term Loan, 2.75%, Maturing September 30, 2014	428,173
EUR	369	Term Loan, 3.00%, Maturing September 30, 2015	428,235
EUR	500	Term Loan - Second Lien, 5.12%, Maturing March 31, 2016	460,947
		CommScope, Inc.
	200	Term Loan, 5.00%, Maturing January 14, 2018	204,500
		Crown Castle Operating Co.
	491	Term Loan, 1.76%, Maturing March 6, 2014	490,492
		Intelsat Jackson Holdings SA
	2,150	Term Loan, 5.25%, Maturing April 2, 2018	2,181,439
		IPC Systems, Inc.
GBP	241	Term Loan, 3.01%, Maturing May 31, 2014	341,614
		Macquarie UK Broadcast Ventures, Ltd.
GBP	219	Term Loan, 2.60%, Maturing December 1, 2014	312,449
		Syniverse Technologies, Inc.
	300	Term Loan, 5.25%, Maturing December 21, 2017	305,125
		Telesat Canada, Inc.
	39	Term Loan, 3.26%, Maturing October 31, 2014	39,200
	456	Term Loan, 3.26%, Maturing October 31, 2014	456,370
		Wind Telecomunicazioni SpA
EUR	750	Term Loan, Maturing December 15, 2017(4)	1,030,999
		Windstream Corp.
	847	Term Loan, 3.06%, Maturing December 17, 2015	854,096

			$8,601,690

Utilities — 0.9%
		AEI Finance Holding, LLC
	75	Revolving Loan, 3.30%, Maturing March 30, 2012	$74,651
	489	Term Loan, 3.30%, Maturing March 30, 2014	483,566
		NRG Energy, Inc.
	139	Term Loan, 2.04%, Maturing February 1, 2013	139,409
	0	Term Loan, 2.05%, Maturing February 1, 2013(8)	213
	556	Term Loan, 3.55%, Maturing August 31, 2015	559,811
	662	Term Loan, 3.55%, Maturing August 31, 2015	667,061
		TXU Texas Competitive Electric Holdings Co., LLC
	1,188	Term Loan, 3.76%, Maturing October 10, 2014	983,073
	218	Term Loan, 3.79%, Maturing October 10, 2014	180,425

			$3,088,209

Total Senior Floating-Rate Interests (identified cost $149,346,862)			$152,322,036

Collateralized Mortgage Obligations — 6.0%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$4,309	Series 2113, Class QG, 6.00%, 1/15/29	$4,699,827

Principal
Amount
(000’s omitted)	Security	Value
$2,412	Series 2167, Class BZ, 7.00%, 6/15/29	$2,592,187
3,080	Series 2182, Class ZB, 8.00%, 9/15/29	3,438,532

		$10,730,546

	Federal National Mortgage Association:
$156	Series 1989-89, Class H, 9.00%, 11/25/19	$180,803
418	Series 1991-122, Class N, 7.50%, 9/25/21	472,310
3,581	Series 1993-84, Class M, 7.50%, 6/25/23	4,072,150
1,262	Series 1994-42, Class K, 6.50%, 4/25/24	1,403,210
1,059	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,218,118
978	Series 1997-38, Class N, 8.00%, 5/20/27	1,137,107
1,466	Series G-33, Class PT, 7.00%, 10/25/21	1,620,920

		$10,104,618

Total Collateralized Mortgage Obligations (identified cost $19,669,997)		$20,835,164

Commercial Mortgage-Backed Securities — 2.6%

Principal
Amount
(000’s omitted)	Security	Value
$595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(9)	$636,656
1,250	GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(9)	1,342,676
1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(9)	1,349,583
500	JPMCC, Series 2010-C2, Class C, 5.531%, 11/15/43(9)(10)	492,407
1,000	MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(9)	1,048,733
500	MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	532,707
675	RBSCF, Series 2010-MB1, Class C, 4.667%, 4/15/24(9)(10)	685,736
2,225	WBCMT, Series 2004-C12, Class A4, 5.305%, 7/15/41(9)	2,399,437
500	WFCMT, Series 2010-C1, Class C, 5.59%, 11/15/43(9)(10)	505,617

Total Commercial Mortgage-Backed Securities (identified cost $8,059,322)		$8,993,552

Mortgage Pass-Throughs — 36.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$5,968	3.108%, with maturity at 2035(11)	$6,218,164
8,374	5.00%, with maturity at 2019(12)	8,957,313
6,672	6.00%, with various maturities to 2029	7,341,944
1,835	6.15%, with maturity at 2027	2,027,093
3,967	6.50%, with maturity at 2019	4,401,194
11,249	7.00%, with various maturities to 2035	12,680,210
4,641	7.50%, with various maturities to 2035	5,379,202
5,681	8.00%, with various maturities to 2032	6,692,883
4,902	8.50%, with various maturities to 2031	5,864,581
444	9.00%, with maturity at 2031	542,437
358	9.50%, with various maturities to 2022	417,765
649	11.50%, with maturity at 2019	690,044

		$61,212,830

	Federal National Mortgage Association:
$3,304	5.50%, with various maturities to 2029	$3,582,457
2,769	6.323%, with maturity at 2032(11)	2,996,633
4,685	6.50%, with maturity at 2018	5,121,135
14,461	7.00%, with various maturities to 2033	16,312,173

Principal
Amount
(000’s omitted)	Security	Value
$10,846	7.50%, with various maturities to 2031	$12,554,694
2,989	8.00%, with various maturities to 2029	3,488,673
698	8.50%, with various maturities to 2027	817,633
1,434	9.00%, with various maturities to 2029	1,711,063
24	9.50%, with maturity at 2014	26,450
1,198	10.00%, with various maturities to 2031	1,393,578

		$48,004,489

	Government National Mortgage Association:
$4,850	7.50%, with maturity at 2025	$5,607,228
5,220	8.00%, with various maturities to 2027	6,169,833
2,647	9.00%, with various maturities to 2026	3,214,643
425	9.50%, with maturity at 2025	507,121
488	11.00%, with maturity at 2018	537,377

		$16,036,202

Total Mortgage Pass-Throughs (identified cost $117,728,372)		$125,253,521

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(11)	$414,617

Total Asset-Backed Securities (identified cost $500,000)		$414,617

Corporate Bonds & Notes — 0.6%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.2%
		Grohe Holding GmbH, Variable Rate
EUR	500	3.873%, 1/15/14(13)	$676,018

			$676,018

Utilities — 0.4%
		Calpine Corp., Sr. Notes
	575	7.50%, 2/15/21(10)	$585,062
	675	7.875%, 1/15/23(10)	685,969

			$1,271,031

Total Corporate Bonds & Notes (identified cost $1,896,625)			$1,947,049

Foreign Corporate Bonds & Notes — 0.7%

Principal
Amount
(000’s omitted)	Security	Value
Chile — 0.7%
	JPMorgan Chilean Inflation Linked Note
$2,395	3.80%, 11/17/15(14)	$2,597,533

Total Chile		$2,597,533

Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)		$2,597,533

Foreign Government Bonds — 12.7%

Principal
Amount*
(000’s omitted)		Security	Value
Bermuda — 0.8%
	2,600	Government of Bermuda, 5.603%, 7/20/20(10)	$2,725,250

Total Bermuda			$2,725,250

Brazil — 0.6%
BRL	3,310	Nota Do Tesouro Nacional, 6.00%, 5/15/15(14)	$1,953,735

Total Brazil			$1,953,735

Chile — 0.7%
CLP	1,280,000	Government of Chile, 6.00%, 3/1/18	$2,541,545

Total Chile			$2,541,545

Colombia — 0.5%
COP	933,900	Titulos De Tesoreria B, 9.25%, 8/15/12	$534,720
COP	2,430,000	Titulos De Tesoreria B, 11.00%, 5/18/11	1,331,400

Total Colombia			$1,866,120

Congo — 0.4%
	2,270	Republic of Congo, 3.00%, 6/30/29	$1,373,078

Total Congo			$1,373,078

Dominican Republic — 0.8%
DOP	94,600	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(15)	$2,632,772

Total Dominican Republic			$2,632,772

Georgia — 0.3%
	1,181	Republic of Georgia, 7.50%, 4/15/13	$1,237,098

Total Georgia			$1,237,098

Israel — 0.8%
ILS	2,464	Israel Government Bond, 3.00%, 10/31/19(14)	$722,048
ILS	6,059	Israel Government Bond, 5.00%, 4/30/15(14)	1,913,889

Total Israel			$2,635,937

Macedonia — 0.6%
EUR	1,716	Republic of Macedonia, 4.625%, 12/8/15	$2,215,754

Total Macedonia			$2,215,754

Principal
Amount*
(000’s omitted)		Security	Value
Pakistan — 0.2%
	757	Republic of Pakistan, 7.125%, 3/31/16(13)	$651,804

Total Pakistan			$651,804

Philippines — 0.6%
PHP	98,000	Philippine Government International Bond, 6.25%, 1/14/36	$2,020,643

Total Philippines			$2,020,643

Poland — 0.8%
PLN	7,594	Poland Government Bond, 3.00%, 8/24/16(14)	$2,702,466

Total Poland			$2,702,466

South Africa — 3.3%
ZAR	13,689	Republic of South Africa, 2.50%, 1/31/17(14)	$1,951,765
ZAR	14,927	Republic of South Africa, 2.60%, 3/31/28(14)	2,052,952
ZAR	2,972	Republic of South Africa, 2.75%, 1/31/22(14)	415,969
ZAR	2,669	Republic of South Africa, 5.50%, 12/7/23(14)	484,390
	5,854	Republic of South Africa, 6.50%, 6/2/14	6,527,210

Total South Africa			$11,432,286

Taiwan — 0.8%
TWD	50,000	Taiwan Government Bond, 0.25%, 10/21/11	$1,719,733
TWD	28,300	Taiwan Government Bond, 0.25%, 2/10/12	972,571

Total Taiwan			$2,692,304

Uruguay — 0.8%
UYU	51,651	Republic of Uruguay, 5.00%, 9/14/18(14)	$2,958,946

Total Uruguay			$2,958,946

Venezuela — 0.7%
	3,383	Bolivarian Republic of Venezuela, 7.00%, 3/31/38(13)	$1,886,022
	650	Bolivarian Republic of Venezuela, 9.25%, 5/7/28(13)	438,750

Total Venezuela			$2,324,772

Total Foreign Government Bonds (identified cost $41,259,955)			$43,964,510

Common Stocks — 1.2%

Shares	Security	Value
3,371	ACTS Aero Technical Support & Service, Inc.(5)(16)(17)	$34,550
6,477	Buffets, Inc.(5)(16)	31,413
8,898	Dayco Products, LLC(16)(17)	516,084
234	Euramax International, Inc.(5)(16)(17)	72,447
30,203	Hayes Lemmerz International, Inc.(5)(16)(17)	1,600,759
23,498	Herbst Gaming, Inc.(5)(16)(17)	144,983
1,357	Ion Media Networks, Inc.(16)(17)	631,005
3,419	KNIA Holdings, Inc.(5)(16)(17)	39,631
3,023	MediaNews Group, Inc.(5)(16)(17)	57,437
19,828	Metro-Goldwyn-Mayer Holdings, Inc.(16)(17)	441,173
178	New Young Broadcasting Holding Co., Inc.(5)(16)(17)	422,750
1,510	Oreck Corp.(5)(16)(17)	117,448
1,346	SuperMedia, Inc.(16)	9,570
154	United Subcontractors, Inc.(5)(16)(17)	15,871

Total Common Stocks (identified cost $1,876,262)		$4,135,121

Precious Metals — 0.8%

	Troy
Description	Ounces	Value
Gold	1,983	$2,639,629

Total Precious Metals (identified cost $2,626,334)		$2,639,629

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 11,837	EUR 1.17	5/3/12	$269,695

Total Currency Options Purchased (identified cost $540,845)				$269,695

Put Options Purchased — 0.0%(6)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
Light Sweet Crude Oil Future 12/11	5	$80	11/15/11	$18,750

Total Put Options Purchased (identified cost $34,750)				$18,750

Short-Term Investments — 21.5%

Foreign Government Securities — 17.6%

Principal
Amount*
(000’s omitted)		Security	Value
Brazil — 0.3%
BRL	1,903	Letras Do Tesouro Nacional, 0.00%, 7/1/11	$1,088,977

Total Brazil			$1,088,977

Croatia — 3.6%
EUR	1,810	Croatia Treasury Bill, 0.00%, 3/31/11	$2,472,661
EUR	2,100	Croatia Treasury Bill, 0.00%, 4/7/11	2,867,884
EUR	2,400	Croatia Treasury Bill, 0.00%, 6/2/11	3,267,395
EUR	600	Croatia Treasury Bill, 0.00%, 8/4/11	813,160
EUR	1,355	Croatia Treasury Bill, 0.00%, 8/25/11	1,833,177
EUR	898	Croatia Treasury Bill, 0.00%, 9/8/11	1,213,415

Total Croatia			$12,467,692

Egypt — 1.0%
EGP	2,300	Egypt Treasury Bill, 0.00%, 5/24/11(5)	$371,667
EGP	1,400	Egypt Treasury Bill, 0.00%, 6/14/11(5)	224,689
EGP	3,925	Egypt Treasury Bill, 0.00%, 6/28/11(5)	626,900
EGP	4,025	Egypt Treasury Bill, 0.00%, 7/12/11(5)	639,897
EGP	2,700	Egypt Treasury Bill, 0.00%, 8/2/11(5)	426,265
EGP	8,250	Egypt Treasury Bill, 0.00%, 8/9/11(5)	1,299,430

Total Egypt			$3,588,848

Georgia — 0.2%
	775	Bank of Georgia Promissory Note, 9.00%, 12/7/11	$775,000

Total Georgia			$775,000

Principal
Amount*
(000’s omitted)		Security	Value
Iceland — 1.1%
ISK	102,021	Iceland Treasury Bill, 0.00%, 2/15/11	$746,918
ISK	276,246	Iceland Treasury Bill, 0.00%, 3/15/11	2,015,920
ISK	125,773	Iceland Treasury Bill, 0.00%, 4/15/11	916,013

Total Iceland			$3,678,851

Israel — 4.9%
ILS	46,782	Israel Treasury Bill, 0.00%, 4/6/11	$12,563,894
ILS	8,362	Israel Treasury Bill, 0.00%, 6/1/11	2,236,784
ILS	2,843	Israel Treasury Bill, 0.00%, 10/5/11	753,101
ILS	5,500	Israel Treasury Bill, 0.00%, 11/2/11	1,454,114

Total Israel			$17,007,893

Kazakhstan — 1.3%
KZT	73,000	Kazakhstan National Bank, 0.00%, 3/18/11	$496,275
KZT	265,000	Kazakhstan National Bank, 0.00%, 4/8/11	1,800,428
KZT	42,993	Kazakhstan National Bank, 0.00%, 4/15/11	292,027
KZT	238,610	Kazakhstan National Bank, 0.00%, 4/29/11	1,619,898
KZT	44,535	Kazakhstan National Bank, 0.00%, 7/22/11	301,025

Total Kazakhstan			$4,509,653

Lebanon — 1.4%
LBP	1,862,980	Lebanon Treasury Bill, 0.00%, 4/14/11	$1,231,715
LBP	1,501,600	Lebanon Treasury Bill, 0.00%, 6/30/11	983,620
LBP	3,573,620	Lebanon Treasury Bill, 0.00%, 7/28/11	2,382,465
LBP	560,050	Lebanon Treasury Bill, 0.00%, 9/22/11	362,814

Total Lebanon			$4,960,614

Malaysia — 0.3%
MYR	1,412	Malaysia Treasury Bill, 0.00%, 2/8/11	$460,930
MYR	2,000	Malaysia Treasury Bill, 0.00%, 3/2/11	651,792

Total Malaysia			$1,112,722

Mexico — 0.4%
MXN	7,444	Mexico Treasury Bill, 0.00%, 4/7/11	$608,744
MXN	6,298	Mexico Treasury Bill, 0.00%, 4/14/11	514,909
MXN	4,657	Mexico Treasury Bill, 0.00%, 4/20/11	380,230

Total Mexico			$1,503,883

Serbia — 0.1%
RSD	22,940	Serbia Treasury Bill, 0.00%, 12/13/11	$266,047

Total Serbia			$266,047

Sri Lanka — 2.3%
LKR	28,430	Sri Lanka Treasury Bill, 0.00%, 3/11/11	$253,999
LKR	36,270	Sri Lanka Treasury Bill, 0.00%, 3/18/11	323,609
LKR	67,120	Sri Lanka Treasury Bill, 0.00%, 3/25/11	598,057
LKR	61,000	Sri Lanka Treasury Bill, 0.00%, 4/29/11	539,880
LKR	200,370	Sri Lanka Treasury Bill, 0.00%, 5/13/11	1,768,594
LKR	230,890	Sri Lanka Treasury Bill, 0.00%, 7/15/11	2,013,107
LKR	135,510	Sri Lanka Treasury Bill, 0.00%, 8/5/11	1,176,681
LKR	35,800	Sri Lanka Treasury Bill, 0.00%, 10/7/11	307,065
LKR	91,000	Sri Lanka Treasury Bill, 0.00%, 1/20/12	764,597

Total Sri Lanka			$7,745,589

Principal
Amount*
(000’s omitted)		Security	Value
Uruguay — 0.4%
UYU	9,800	Uruguay Treasury Bill, 0.00%, 2/15/11	$497,411
UYU	2,655	Uruguay Treasury Bill, 0.00%, 7/5/11	130,922
UYU	5,110	Uruguay Treasury Bill, 0.00%, 8/11/11	250,190
UYU	7,833	Uruguay Treasury Bill, 0.00%, 8/30/11	381,872
UYU	2,775	Uruguay Treasury Bill, 0.00%, 9/16/11	134,759

Total Uruguay			$1,395,154

Zambia — 0.3%
ZMK	745,000	Zambia Treasury Bill, 0.00%, 3/14/11	$153,539
ZMK	805,000	Zambia Treasury Bill, 0.00%, 6/13/11	163,635
ZMK	975,000	Zambia Treasury Bill, 0.00%, 9/12/11	194,206
ZMK	470,000	Zambia Treasury Bill, 0.00%, 10/10/11	93,161
ZMK	1,910,000	Zambia Treasury Bill, 0.00%, 12/12/11	373,054

Total Zambia			$977,595

Total Foreign Government Securities (identified cost $60,475,090)			$61,078,518

U.S. Treasury Obligations — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/28/11	$220	$219,632

Total U.S. Treasury Obligations (identified cost $219,605)		$219,632

Other Securities — 3.8%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(18)	$12,077	$12,076,775
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	1,193	1,193,135

Total Other Securities (identified cost $13,269,910)		$13,269,910

Total Short-Term Investments (identified cost $73,964,605)		$74,568,060

Total Investments — 126.5% (identified cost $419,503,929)		$437,959,237

Less Unfunded Loan Commitments — (0.0)%(6)		$(12,435)

Net Investments — 126.5% (identified cost $419,491,494)		$437,946,802

Other Assets, Less Liabilities — (26.5)%		$(91,791,581)

Net Assets — 100.0%		$346,155,221

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCMT	-	Wells Fargo Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

TWD	-	New Taiwan Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitment. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Amount is less than 0.05%.

(7)		Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(8)		Principal amount is less than $500.

(9)		Weighted average fixed-rate coupon that changes/updates monthly.

(10)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $5,680,041 or 1.6% of the Fund’s net assets.

(11)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(12)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(13)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(14)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(16)		Non-income producing security.

(17)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $5,150.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $3,295,898 or 1.0% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/4/11	South African Rand 2,900,000	United States Dollar 407,771	Citigroup Global Markets	$4,544
2/10/11	South African Rand 38,672,546	United States Dollar 5,551,933	Bank of America	179,750
2/14/11	Euro 5,904,554	United States Dollar 7,655,933	Deutsche Bank	(427,023)
2/14/11	Euro 2,000,000	United States Dollar 2,611,540	Goldman Sachs, Inc.	(126,332)
2/14/11	Euro 3,940,000	United States Dollar 5,382,434	HSBC Bank USA	(11,174)
2/16/11	South African Rand 5,736,839	United States Dollar 801,985	Credit Suisse	5,793
2/16/11	South African Rand 860,107	United States Dollar 121,313	Credit Suisse	1,942
2/17/11	South African Rand 11,700,415	United States Dollar 1,644,425	Credit Suisse	20,825
2/23/11	South African Rand 11,284,418	United States Dollar 1,594,362	Bank of America	29,939
2/24/11	Euro 116,000	United States Dollar 158,744	Goldman Sachs, Inc.	(32)
2/24/11	Euro 12,745,535	United States Dollar 17,086,537	JPMorgan Chase Bank	(359,009)
2/28/11	British Pound Sterling 423,000	United States Dollar 673,839	HSBC Bank USA	(3,614)
2/28/11	Euro 13,221,541	United States Dollar 18,141,276	Goldman Sachs, Inc.	45,138
3/11/11	Sri Lankan Rupee 28,430,000	United States Dollar 233,992	HSBC Bank USA	(21,347)
3/15/11	South African Rand 6,081,615	United States Dollar 880,755	Credit Suisse	40,199
3/18/11	Sri Lankan Rupee 36,270,000	United States Dollar 298,028	HSBC Bank USA	(27,662)
3/21/11	Euro 97,395	United States Dollar 128,756	Goldman Sachs, Inc.	(4,515)
3/25/11	Sri Lankan Rupee 67,120,000	United States Dollar 554,482	Standard Chartered Bank	(48,115)
3/31/11	British Pound Sterling 423,000	United States Dollar 673,725	Goldman Sachs, Inc.	(3,558)
3/31/11	Euro 1,810,000	United States Dollar 2,441,328	HSBC Bank USA	(35,086)
4/5/11	South African Rand 17,200,000	United States Dollar 2,573,309	Goldman Sachs, Inc.	203,595
4/6/11	Israeli Shekel 9,822,000	United States Dollar 2,638,691	Barclays Bank PLC	(7,806)
4/6/11	Israeli Shekel 9,812,000	United States Dollar 2,635,509	Citigroup Global Markets	(8,293)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/6/11	Israeli Shekel 19,633,000	United States Dollar 5,276,270	Deutsche Bank	$(13,760)
4/7/11	Euro 2,100,000	United States Dollar 2,813,727	HSBC Bank USA	(59,209)
4/28/11	British Pound Sterling 434,663	United States Dollar 691,906	JPMorgan Chase Bank	(3,886)
4/29/11	Sri Lankan Rupee 61,000,000	United States Dollar 509,607	Standard Chartered Bank	(37,303)
5/13/11	Sri Lankan Rupee 200,370,000	United States Dollar 1,785,829	HSBC Bank USA	(9,829)
6/2/11	Euro 2,400,000	United States Dollar 2,935,920	HSBC Bank USA	(344,677)
7/15/11	Sri Lankan Rupee 230,890,000	United States Dollar 1,943,028	HSBC Bank USA	(122,338)
8/4/11	Euro 600,000	United States Dollar 791,274	Deutsche Bank	(28,034)
8/5/11	Sri Lankan Rupee 135,510,000	United States Dollar 1,165,677	HSBC Bank USA	(45,741)
8/25/11	Euro 1,355,000	United States Dollar 1,707,436	Deutsche Bank	(142,027)
9/8/11	Euro 898,000	United States Dollar 1,140,316	Citigroup Global Markets	(85,022)
10/5/11	Israeli Shekel 2,843,000	United States Dollar 784,601	Barclays Bank PLC	19,909
10/7/11	Sri Lankan Rupee 35,800,000	United States Dollar 316,394	HSBC Bank USA	(3,011)
1/20/12	Sri Lankan Rupee 91,000,000	United States Dollar 808,530	Standard Chartered Bank	(690)

				$(1,427,459)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 3,913,000	United States Dollar 2,480,979	Credit Suisse	$(42,482)
2/3/11	Colombian Peso 920,000,000	United States Dollar 502,595	Credit Suisse	(9,877)
2/3/11	Serbian Dinar 34,680,000	Euro 326,093	HSBC Bank USA	7,625
2/4/11	Czech Koruna 35,900,000	Euro 1,464,051	Deutsche Bank	27,022
2/4/11	Serbian Dinar 17,340,000	Euro 162,744	Standard Bank	4,162
2/7/11	Czech Koruna 70,190,529	Euro 2,822,263	HSBC Bank USA	107,916
2/7/11	Serbian Dinar 13,535,000	Euro 126,259	JPMorgan Chase Bank	4,157
2/7/11	Zambian Kwacha 1,478,000,000	United States Dollar 306,639	Barclays Bank PLC	(1,290)
2/7/11	Zambian Kwacha 1,709,000,000	United States Dollar 354,564	Citigroup Global Markets	(1,491)
2/7/11	Zambian Kwacha 1,626,200,000	United States Dollar 335,976	Standard Bank	(9)
2/7/11	Zambian Kwacha 655,000,000	United States Dollar 136,175	Standard Chartered Bank	(854)
2/8/11	Czech Koruna 72,880,000	Euro 2,984,561	Bank of America	37,920

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/10/11	Hong Kong Dollar 30,326,000	United States Dollar 3,914,901	Citigroup Global Markets	$(24,900)
2/10/11	Indian Rupee 102,106,000	United States Dollar 2,241,625	Barclays Bank PLC	(21,446)
2/10/11	Mexican Peso 14,874,934	United States Dollar 1,227,396	HSBC Bank USA	(2,041)
2/10/11	Serbian Dinar 11,990,000	Euro 114,441	Deutsche Bank	(1)
2/10/11	Serbian Dinar 31,327,300	Euro 299,639	Deutsche Bank	(865)
2/14/11	New Turkish Lira 8,203,347	United States Dollar 5,201,539	Citigroup Global Markets	(98,045)
2/14/11	South Korean Won 121,000,000	United States Dollar 107,862	Standard Chartered Bank	(1)
2/18/11	Malaysian Ringgit 2,118,000	United States Dollar 691,005	Barclays Bank PLC	813
2/18/11	Serbian Dinar 14,860,000	Euro 140,907	Barclays Bank PLC	832
2/18/11	Serbian Dinar 32,010,000	Euro 301,699	Citigroup Global Markets	4,295
2/18/11	Serbian Dinar 19,071,000	Euro 179,830	Credit Suisse	2,445
2/18/11	Serbian Dinar 21,670,000	Euro 204,917	Deutsche Bank	1,985
2/18/11	Serbian Dinar 30,187,000	Euro 285,051	JPMorgan Chase Bank	3,319
2/18/11	Swedish Krona 8,000,000	Euro 891,663	Goldman Sachs, Inc.	19,029
2/22/11	Indian Rupee 145,080,000	United States Dollar 3,166,303	Standard Chartered Bank	(19,914)
2/22/11	Norwegian Krone 15,407,300	Euro 1,945,931	HSBC Bank USA	1,515
2/24/11	Malaysian Ringgit 3,682,500	United States Dollar 1,204,022	Barclays Bank PLC	(1,180)
2/24/11	Malaysian Ringgit 3,682,500	United States Dollar 1,204,061	Goldman Sachs, Inc.	(1,219)
2/28/11	Czech Koruna 42,349,000	Euro 1,745,991	Goldman Sachs, Inc.	6,159
2/28/11	Indian Rupee 47,160,000	United States Dollar 1,028,123	Standard Bank	(6,680)
2/28/11	Swedish Krona 21,830,400	Euro 2,430,677	Standard Chartered Bank	54,437
3/2/11	Brazilian Real 8,313,492	United States Dollar 4,945,269	Goldman Sachs, Inc.	8,250
3/2/11	Israeli Shekel 2,829,250	United States Dollar 789,620	Credit Suisse	(27,049)
3/7/11	South Korean Won 2,122,000,000	United States Dollar 1,886,474	Bank of America	3,388
3/15/11	Serbian Dinar 14,735,000	Euro 135,221	Barclays Bank PLC	5,718
3/16/11	Serbian Dinar 14,355,000	Euro 132,794	Barclays Bank PLC	4,074
3/17/11	Serbian Dinar 14,170,000	Euro 131,949	Barclays Bank PLC	2,790
3/17/11	Serbian Dinar 11,330,000	Euro 105,543	HSBC Bank USA	2,177
3/18/11	Malaysian Ringgit 1,192,000	United States Dollar 388,400	Citigroup Global Markets	751
3/18/11	Serbian Dinar 15,020,000	Euro 140,901	Citigroup Global Markets	1,490

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/18/11	Serbian Dinar 14,040,000	Euro 131,992	Credit Suisse	$1,003
3/18/11	Serbian Dinar 14,085,000	Euro 132,006	HSBC Bank USA	1,567
3/18/11	Swedish Krona 22,990,000	Euro 2,557,955	Standard Chartered Bank	57,940
3/21/11	Norwegian Krone 15,000,000	Euro 1,911,802	Goldman Sachs, Inc.	(24,974)
3/21/11	Serbian Dinar 40,735,000	Euro 384,837	Citigroup Global Markets	(57)
3/24/11	Taiwan Dollar 18,700,000	United States Dollar 649,148	Citigroup Global Markets	(4,492)
3/29/11	South Korean Won 2,180,000,000	United States Dollar 1,886,956	Bank of America	52,028
3/29/11	South Korean Won 2,200,200,000	United States Dollar 1,904,523	Credit Suisse	52,428
3/31/11	Polish Zloty 3,610,000	Euro 904,195	HSBC Bank USA	14,220
4/6/11	Indonesian Rupiah 4,809,000,000	United States Dollar 534,452	Barclays Bank PLC	(9,810)
4/6/11	Indonesian Rupiah 5,878,000,000	United States Dollar 653,184	Credit Suisse	(11,918)
4/6/11	Indonesian Rupiah 5,878,000,000	United States Dollar 653,256	Deutsche Bank	(11,991)
4/6/11	Indonesian Rupiah 4,809,000,000	United States Dollar 534,333	Standard Chartered Bank	(9,691)
4/6/11	Polish Zloty 10,172,851	Euro 2,591,017	Goldman Sachs, Inc.	(20,345)
4/6/11	Serbian Dinar 13,749,000	Euro 126,253	HSBC Bank USA	4,199
4/7/11	Swedish Krona 7,970,000	Euro 885,378	Credit Suisse	21,259
4/7/11	Swedish Krona 4,845,000	Euro 539,998	Credit Suisse	10,499
4/7/11	Swedish Krona 2,740,000	Euro 307,199	Goldman Sachs, Inc.	3,457
4/11/11	Malaysian Ringgit 1,930,000	United States Dollar 625,567	Credit Suisse	3,943
4/11/11	Malaysian Ringgit 1,930,000	United States Dollar 625,466	Deutsche Bank	4,044
4/11/11	Malaysian Ringgit 1,930,000	United States Dollar 625,628	Goldman Sachs, Inc.	3,882
4/11/11	Malaysian Ringgit 1,940,000	United States Dollar 628,829	JPMorgan Chase Bank	3,943
4/12/11	Indonesian Rupiah 5,074,000,000	United States Dollar 557,705	Credit Suisse	(4,831)
4/13/11	Israeli Shekel 3,100,000	United States Dollar 873,632	Credit Suisse	(38,406)
4/13/11	Malaysian Ringgit 10,300,000	United States Dollar 3,334,844	HSBC Bank USA	24,366
4/13/11	Polish Zloty 7,830,000	Euro 1,996,430	Bank of America	(19,904)
4/13/11	Serbian Dinar 13,446,000	Euro 123,471	Citigroup Global Markets	3,620
4/14/11	Mexican Peso 31,987,718	United States Dollar 2,604,439	JPMorgan Chase Bank	17,152
4/14/11	Serbian Dinar 23,740,000	Euro 220,019	HSBC Bank USA	3,506
4/14/11	Serbian Dinar 6,675,000	Euro 61,834	JPMorgan Chase Bank	1,025

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/15/11	Serbian Dinar 28,045,000	Euro 258,146	Citigroup Global Markets	$6,419
4/18/11	Serbian Dinar 19,412,000	Euro 179,824	Citigroup Global Markets	2,582
4/19/11	Indonesian Rupiah 12,014,790,000	United States Dollar 1,305,530	Bank of America	1,758
4/19/11	Indonesian Rupiah 12,014,790,000	United States Dollar 1,305,246	Credit Suisse	2,042
4/21/11	Serbian Dinar 28,785,000	Euro 268,267	HSBC Bank USA	1,177
4/26/11	Serbian Dinar 42,600,000	Euro 398,317	Credit Suisse	(1,123)
5/12/11	Hong Kong Dollar 30,212,000	United States Dollar 3,903,510	Goldman Sachs, Inc.	(24,589)
5/26/11	Yuan Renminbi 3,918,075	United States Dollar 595,000	Bank of America	2,103
5/26/11	Yuan Renminbi 7,839,720	United States Dollar 1,190,000	Barclays Bank PLC	4,751
5/26/11	Yuan Renminbi 3,918,670	United States Dollar 595,000	Citigroup Global Markets	2,194
6/3/11	Yuan Renminbi 2,300,000	United States Dollar 347,642	Bank of America	3,062
6/3/11	Yuan Renminbi 2,300,000	United States Dollar 347,485	Deutsche Bank	3,219
6/15/11	Yuan Renminbi 9,800,000	United States Dollar 1,483,724	Citigroup Global Markets	11,799
6/15/11	Yuan Renminbi 20,600,000	United States Dollar 3,116,490	HSBC Bank USA	27,160
8/12/11	Yuan Renminbi 3,880,000	United States Dollar 581,448	Bank of America	12,933
11/28/11	Yuan Renminbi 3,863,930	United States Dollar 595,000	Barclays Bank PLC	508
11/28/11	Yuan Renminbi 3,865,418	United States Dollar 595,000	JPMorgan Chase Bank	738
11/28/11	Yuan Renminbi 7,729,050	United States Dollar 1,190,000	Standard Chartered Bank	1,200
1/30/12	Yuan Renminbi 3,560,000	United States Dollar 551,271	Bank of America	(745)
1/30/12	Yuan Renminbi 12,255,100	United States Dollar 1,899,927	Barclays Bank PLC	(4,772)

				$233,003

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $454,019 and a payable of $50,031.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	28 Brent Crude Oil	Short	$(2,705,480)	$(2,828,280)	$(122,800)
2/11	28 Light Sweet Crude Oil	Long	2,436,650	2,581,320	144,670
3/11	16 Euro-Bobl	Short	(2,601,973)	(2,559,106)	42,867
3/11	20 Euro-Bund	Short	(3,432,049)	(3,388,373)	43,676
3/11	6 Euro-Buxl	Short	(885,597)	(864,866)	20,731
3/11	7 Japan 10-Year Bond	Short	(11,993,299)	(11,941,277)	52,022
3/11	57 U.S. 5-Year Treasury Note	Short	(6,827,086)	(6,749,602)	77,484

					$258,650

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Fund				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	2,650	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(1,434)
Bank of America	ILS	2,600	Receive	3-month ILS TELBOR	4.54	1/6/15	(7,478)
Bank of America	ZAR	5,852	Receive	3-month ZAR JIBAR	6.86	11/17/15	32,088
Bank of America	ZAR	6,082	Receive	3-month ZAR JIBAR	7.18	12/15/15	23,101
Bank of America	ZAR	2,773	Receive	3-month ZAR JIBAR	7.26	11/16/20	32,664
Bank of America	ZAR	5,850	Receive	3-month ZAR JIBAR	7.42	11/17/20	59,960
Bank of America	ZAR	4,072	Receive	3-month ZAR JIBAR	7.31	11/19/20	45,664
Barclays Bank PLC	ILS	1,311	Receive	3-month ILS TELBOR	5.15	3/5/20	(13,601)
Barclays Bank PLC	ILS	1,334	Receive	3-month ILS TELBOR	5.16	3/8/20	(14,008)
Citigroup Global Markets	ZAR	2,659	Receive	3-month ZAR JIBAR	7.29	11/19/20	30,332
Deutsche Bank	ZAR	2,073	Receive	3-month ZAR JIBAR	6.71	11/19/15	13,011
Deutsche Bank	ZAR	3,825	Receive	3-month ZAR JIBAR	7.26	11/16/20	45,054
Deutsche Bank	ZAR	2,467	Receive	3-month ZAR JIBAR	7.27	11/19/20	28,615

							$273,968

ILS - Israeli Shekel

ZAR - South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current
Reference		Amount*	Annual		Termination	Market Annual	Net Unrealized
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Depreciation
Iceland	JPMorgan Chase Bank	$2,600	1.75%		3/20/18	2.97%	$(176,586)
Iceland	JPMorgan Chase Bank	1,000	2.10		3/20/23	2.80	(53,865)
Iceland	JPMorgan Chase Bank	1,000	2.45		3/20/23	2.80	(25,104)
South Africa	Bank of America	55	1.00	(1)	12/20/15	1.34	(335)
South Africa	Bank of America	200	1.00	(1)	12/20/15	1.34	(1,295)
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/15	1.34	(415)
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/15	1.34	(740)
South Africa	Credit Suisse	85	1.00	(1)	12/20/15	1.34	(363)
South Africa	Credit Suisse	200	1.00	(1)	12/20/15	1.34	(1,019)
South Africa	Deutsche Bank	155	1.00	(1)	12/20/15	1.34	(791)
South Africa	Goldman Sachs, Inc.	90	1.00	(1)	12/20/15	1.34	(385)
South Africa	Goldman Sachs, Inc.	205	1.00	(1)	12/20/15	1.34	(953)

							$(261,851)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
Reference		Amount	Annual		Termination	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$10,983
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(25,298)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	2,191
Brazil	Bank of America	625	1.00	(1)	6/20/20	(4,261)
Brazil	Bank of America	680	1.00	(1)	12/20/20	2,060
Brazil	Bank of America	300	1.00	(1)	12/20/20	1,150
Brazil	Bank of America	100	1.00	(1)	12/20/20	540
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(48,414)
Brazil	Barclays Bank PLC	630	1.00	(1)	12/20/20	1,367

		Notional	Contract			Net Unrealized
Reference		Amount	Annual		Termination	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Brazil	Citigroup Global Markets	$100	1.00	%(1)	12/20/20	$499
Brazil	Credit Suisse	775	1.00	(1)	6/20/20	(11,397)
Brazil	Deutsche Bank	170	1.00	(1)	12/20/20	164
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	(9,738)
Brazil	HSBC Bank USA	130	1.00	(1)	12/20/20	649
Brazil	Standard Chartered Bank	130	1.00	(1)	12/20/20	649
Egypt	Bank of America	350	1.00	(1)	6/20/15	24,901
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	124,000
Egypt	Barclays Bank PLC	105	1.00	(1)	6/20/15	9,425
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	37,981
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	36,406
Egypt	Deutsche Bank	650	1.00	(1)	6/20/15	50,575
Egypt	Deutsche Bank	300	1.00	(1)	6/20/15	21,031
Egypt	Deutsche Bank	210	1.00	(1)	6/20/15	18,932
Egypt	Deutsche Bank	200	1.00	(1)	6/20/15	14,372
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	44,138
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	41,440
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	37,790
Egypt	JPMorgan Chase Bank	350	1.00	(1)	6/20/15	24,901
Guatemala	Citigroup Global Markets	1,286	1.00	(1)	9/20/20	(904)
Italy	Credit Suisse	6,800	0.20		12/20/16	577,015
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	18,239
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	13,211
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	4,299
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	3,445
Lebanon	Citigroup Global Markets	1,200	3.30		9/20/14	3,505
Lebanon	Citigroup Global Markets	1,000	1.00	(1)	12/20/14	35,577
Lebanon	Citigroup Global Markets	500	1.00	(1)	12/20/14	18,239
Lebanon	Citigroup Global Markets	350	1.00	(1)	12/20/14	13,188
Lebanon	Citigroup Global Markets	300	1.00	(1)	3/20/15	15,123
Lebanon	Credit Suisse	800	1.00	(1)	3/20/15	35,256
Lebanon	Credit Suisse	200	1.00	(1)	3/20/15	8,746
Lebanon	Credit Suisse	100	1.00	(1)	6/20/15	5,085
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	9,648
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	5,085
Malaysia	Bank of America	800	0.83		12/20/14	(7,059)
Malaysia	Barclays Bank PLC	2,100	2.40		3/20/14	(126,245)
Malaysia	Barclays Bank PLC	1,600	0.82		12/20/14	(13,492)
Malaysia	Citigroup Global Markets	2,000	2.45		3/20/14	(123,453)
Philippines	Barclays Bank PLC	1,000	1.70		12/20/14	(24,582)
Philippines	Barclays Bank PLC	1,500	1.84		12/20/14	(45,036)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(33,454)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(12,606)
Philippines	Citigroup Global Markets	800	1.84		12/20/14	(24,019)
Philippines	Citigroup Global Markets	1,100	1.86		12/20/14	(33,882)
Philippines	Credit Suisse	5,000	2.15		9/20/11	(68,385)
Philippines	JPMorgan Chase Bank	5,000	2.17		9/20/11	(69,145)
Philippines	JPMorgan Chase Bank	1,100	1.69		12/20/14	(26,612)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(12,625)
Russia	Bank of America	625	1.00	(1)	6/20/15	(19,990)
Russia	Citigroup Global Markets	600	1.00	(1)	6/20/15	1,652
Russia	Credit Suisse	700	1.00	(1)	3/20/15	1,315
Russia	Credit Suisse	600	1.00	(1)	6/20/15	2,098
Russia	Deutsche Bank	600	1.00	(1)	6/20/15	2,098
Russia	Goldman Sachs, Inc.	625	1.00	(1)	6/20/15	(19,990)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	5,111
South Africa	Bank of America	200	1.00	(1)	12/20/20	2,840
South Africa	Bank of America	55	1.00	(1)	12/20/20	578
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	(2,602)
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	5,362

		Notional		Contract			Net Unrealized
Reference		Amount		Annual		Termination	Appreciation
Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
South Africa	Barclays Bank PLC		$145	1.00	%(1)	12/20/20	$2,080
South Africa	Barclays Bank PLC		80	1.00	(1)	12/20/20	966
South Africa	Citigroup Global Markets		655	1.00	(1)	12/20/19	(5,694)
South Africa	Citigroup Global Markets		200	1.00	(1)	3/20/20	(1,948)
South Africa	Citigroup Global Markets		400	1.00	(1)	3/20/20	(4,627)
South Africa	Credit Suisse		400	1.00	(1)	3/20/20	2,879
South Africa	Credit Suisse		200	1.00	(1)	3/20/20	(294)
South Africa	Credit Suisse		200	1.00	(1)	12/20/20	2,359
South Africa	Credit Suisse		85	1.00	(1)	12/20/20	828
South Africa	Deutsche Bank		155	1.00	(1)	12/20/20	1,975
South Africa	Goldman Sachs, Inc.		205	1.00	(1)	12/20/20	2,449
South Africa	Goldman Sachs, Inc.		90	1.00	(1)	12/20/20	1,016
South Africa	JPMorgan Chase Bank		600	1.00	(1)	12/20/19	(6,605)
South Africa	JPMorgan Chase Bank		310	1.00	(1)	12/20/19	(6,917)
South Africa	JPMorgan Chase Bank		400	1.00	(1)	3/20/20	2,598
South Africa	JPMorgan Chase Bank		300	1.00	(1)	3/20/20	2,370
South Africa	JPMorgan Chase Bank		200	1.00	(1)	3/20/20	(1,812)
Spain	Barclays Bank PLC		300	1.00	(1)	3/20/20	28,508
Spain	Barclays Bank PLC		1,080	1.00	(1)	12/20/20	9,631
Spain	Citigroup Global Markets		1,200	1.00	(1)	3/20/20	97,147
Spain	Citigroup Global Markets		1,200	1.00	(1)	3/20/20	65,320
Spain	Deutsche Bank		1,200	1.00	(1)	3/20/20	98,820
Spain	Deutsche Bank		1,200	1.00	(1)	3/20/20	65,320
Spain	Deutsche Bank		500	1.00	(1)	6/20/20	20,691
Spain	Deutsche Bank		1,045	1.00	(1)	12/20/20	9,319
Thailand	Barclays Bank PLC		1,900	0.97		9/20/19	64,434
Thailand	Citigroup Global Markets		1,600	0.86		12/20/14	13,614
Thailand	Citigroup Global Markets		900	0.95		9/20/19	31,868
Thailand	JPMorgan Chase Bank		800	0.87		12/20/14	6,497
Uruguay	Citigroup Global Markets		300	1.00	(1)	6/20/20	(1,391)
Uruguay	Deutsche Bank		600	1.00	(1)	6/20/20	(1,776)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	135,752
Banco de Sabadell, S.A.	JPMorgan Chase Bank		470	3.00	(1)	3/20/15	75,370
Citibank Corp.	Bank of America		683	1.00	(1)	9/20/20	(14,178)
Citibank Corp.	JPMorgan Chase Bank		683	1.00	(1)	9/20/20	(16,611)
Erste Group Bank AG	Barclays Bank PLC		470	1.00	(1)	3/20/15	5,893
ING Verzekeringen N.V.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	16,883
OAO Gazprom	Bank of America		700	1.00	(1)	6/20/20	(22,769)
OAO Gazprom	Barclays Bank PLC		500	1.00	(1)	6/20/15	(7,501)
OAO Gazprom	Deutsche Bank		500	1.00	(1)	6/20/15	(7,686)
OAO Gazprom	Deutsche Bank		170	1.00	(1)	9/20/20	(2,787)
OAO Gazprom	Deutsche Bank		200	1.00	(1)	9/20/20	(4,012)
OAO Gazprom	Goldman Sachs, Inc.		170	1.00	(1)	9/20/20	(2,903)
OAO Gazprom	Goldman Sachs, Inc.		310	1.00	(1)	9/20/20	(7,097)
Rabobank Nederland N.V.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	1,337
Raiffeisen Zentralbank	Barclays Bank PLC		470	1.00	(1)	3/20/15	2,939
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	630	1.00	(1)	12/20/15	(6,612)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	630	1.00	(1)	12/20/15	(6,786)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	600	1.00	(1)	12/20/15	36,285
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	1,800	1.00	(1)	12/20/15	108,854

							$1,313,666

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,815,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

At January 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Commodity Risk:  The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk:  The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures, options on futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$144,670	$(122,800)
Commodity	Put Options Purchased	18,750	—

		$163,420	$(122,800)

Credit	Credit Default Swaps	$2,206,861	$(1,155,046)

		$2,206,861	$(1,155,046)

Foreign Exchange	Currency Options Purchased	$269,695	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,685,648	(2,476,116)

		$1,955,343	$(2,476,116)

Interest Rate	Futures Contracts*	$236,780	$—
Interest Rate	Interest Rate Swaps	310,489	(36,521)

		$547,269	$(36,521)

*	Amounts represent cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$421,055,424

Gross unrealized appreciation	$22,154,244
Gross unrealized depreciation	(5,262,866)

Net unrealized appreciation	$16,891,378

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$151,832,811	$476,790	$152,309,601
Collateralized Mortgage Obligations	—	20,835,164	—	20,835,164
Commercial Mortgage-Backed Securities	—	8,993,552	—	8,993,552
Mortgage Pass-Throughs	—	125,253,521	—	125,253,521
Asset-Backed Securities	—	414,617	—	414,617
Corporate Bonds & Notes	—	1,947,049	—	1,947,049
Foreign Corporate Bonds & Notes	—	2,597,533	—	2,597,533
Foreign Government Bonds	—	43,964,510	—	43,964,510
Common Stocks	9,570	1,588,262	2,537,289	4,135,121
Precious Metals	2,639,629	—	—	2,639,629
Currency Options Purchased	—	269,695	—	269,695
Put Options Purchased	—	18,750	—	18,750
Short-Term — Foreign Government Securities	—	57,489,670	3,588,848	61,078,518
Short-Term — U.S. Treasury Obligations	—	219,632	—	219,632
Short-Term — Other Securities	—	13,269,910	—	13,269,910

Total Investments	$2,649,199	$428,694,676	$6,602,927	$437,946,802

Forward Foreign Currency Exchange Contracts	$—	$1,685,648	$—	$1,685,648
Futures Contracts	381,450	—	—	381,450
Swap Contracts	—	2,517,350	—	2,517,350

Total	$3,030,649	$432,897,674	$6,602,927	$442,531,250

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,476,116)	$—	$(2,476,116)
Futures Contracts	(122,800)	—	—	(122,800)
Swap Contracts	—	(1,191,567)	—	(1,191,567)

Total	$(122,800)	$(3,667,683)	$—	$(3,790,483)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in		Investments in
	Senior		Short-Term Foreign
	Floating-Rate	Investments in	Government
	Interests	Common Stocks	Securities	Total
Balance as of October 31, 2010	$504,027	$496,034	$—	$1,000,061
Realized gains (losses)	(13)	25,355	—	25,342
Change in net unrealized
appreciation (depreciation)	(22,042)	1,342,935	(153,624)	1,167,269
Cost of purchases	1,056	144,983	1,694,494	1,840,533
Proceeds from sales	(6,209)	(65,892)	—	(72,101)
Accrued discount (premium)	(29)	—	73,548	73,519
Transfers to Level 3*	—	593,874	1,974,430	2,568,304
Transfers from Level 3*	—	—	—	—

Balance as of January 31, 2011	$476,790	$2,537,289	$3,588,848	$6,602,927

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(22,042)	$1,342,935	$(153,624)	$1,167,269

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of certain investments and the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: March 24, 2011